Bank and Other Borrowings (Details) - Schedule of bank and other borrowings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Bank And Other Borrowings Abstract
Short-term bank and other borrowings	[1]		$ 361
Long-term bank and other borrowings, current portion	[2]		1,250
Subtotal	[2]		1,611
Long-term bank and other borrowings, non-current portion	[2]
Total borrowings			$ 1,611

[1]	The short-term bank and other borrowings outstanding as of December 31, 2021 and 2022 bore a weighted average interest rate of 103.20% and 21.09% per annum, respectively, and were denominated in RMB. The borrowings was obtained from financial institution.
[2]	The outstanding loans as of December 31, 2021 represented a loan from an individual shareholder.